Information on remuneration - Shares held by Board members (Detail) - Board of management [Member] - shares	Dec. 31, 2017	Dec. 31, 2016
J.A. van der Veer [Member]
Information on remuneration [Line items]
Shares held	18,366	18,366
H. von Prondzynski [Member]
Information on remuneration [Line items]
Shares held	3,851	3,758
J.P. Tai [Member]
Information on remuneration [Line items]
Shares held	3,844	3,844
F.A. van Houten [Member]
Information on remuneration [Line items]
Shares held	233,119	189,824
A. Bhattacharya [Member]
Information on remuneration [Line items]
Shares held	53,974	42,913
M.J. van Ginneken [Member]
Information on remuneration [Line items]
Shares held	30,246	19,792